Accounting Policies - Trade receivables and work in progress - Additional Information (Detail)	Dec. 31, 2020
181 days - 1 year [member]
Disclosure of initial application of standards or interpretations [line items]
Percentage of trade receivables for which loss allowance required	50.00%
Over 1 year [member]
Disclosure of initial application of standards or interpretations [line items]
Percentage of trade receivables for which loss allowance required	100.00%